Tradr 2X Long CLS Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$13,988,678
TOTAL NET ASSETS — 100.0%	$13,988,678

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive
		Equity on					Premium	Unrealized
Counterparty	Description	Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Paid (Received)	Appreciation (Depreciation)
Clear Street	Celestica, Inc.	Receive	5.38% (OBFR01* + 175bps)	At Maturity	12/16/2026	$22,798,896	$-	$(1,558,250)
TOTAL EQUITY SWAP CONTRACTS								$(1,558,250)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.